LOSS PER SHARE (Details) - Schedule of Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Numerator:
Net loss (in Dollars)	$ (9,221)	$ (14,794)
Denominator:
Weighted average number of common shares outstanding for basic EPS	111,202,690	97,517,298
Adjustment for stock options
Weighted average number of common shares outstanding for diluted EPS	111,202,690	97,517,298
Basic and diluted loss per share (in Dollars per share)	$ (0.08)	$ (0.15)